Derivative Assets and Liabilities (Details) - Schedule of Measurement Date	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares $ / shares shares	Dec. 27, 2023 $ / shares shares	Dec. 22, 2023 $ / shares shares	Dec. 20, 2023 $ / shares shares	Dec. 18, 2023 $ / shares shares	Nov. 28, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares $ / shares shares	Jan. 01, 2022 $ / shares shares	Jan. 01, 2022 $ / shares $ / shares shares
Remeasurement on settlement of warrants [Member] | November 28, 2023 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)			91.00%			93.00%
Risk-free interest rate (%)			4.20%			4.43%
Expected life of warrants (years)			2 years 10 months 28 days			2 years 11 months 4 days
Share price (CAD) (in Dollars per share)			$ 4.33			$ 3.96
Exercise price (CAD) (in Dollars per share)			1.17			1.17
Exercise price (USD) (in Dollars per share)			1.17			1.17
Fair value of warrants (USD) (in Dollars per share)			$ 2.69			$ 2.22
Number of warrants granted (exercised) (in Shares) | shares			(2,000,000)			(4,963,000)
Remeasurement on settlement of warrants [Member] | November 28, 2023 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)				92.00%	92.00%
Risk-free interest rate (%)				4.31%	4.34%
Expected life of warrants (years)				2 years 11 months 1 day	2 years 11 months 4 days
Share price (CAD) (in Dollars per share)				$ 3.77	$ 3.88
Exercise price (CAD) (in Dollars per share)				1.23	1.23
Exercise price (USD) (in Dollars per share)				1.23	1.23
Fair value of warrants (USD) (in Dollars per share)				$ 2.21	$ 2.01
Number of warrants granted (exercised) (in Shares) | shares				(1,140,000)	(1,167,000)
Remeasurement at period end [Member] | November 28, 2023 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	91.00%	91.00%
Risk-free interest rate (%)	4.23%	4.23%
Expected life of warrants (years)	2 years 10 months 24 days	2 years 10 months 24 days
Share price (CAD) (in Dollars per share)	$ 3.85
Exercise price (CAD) (in Dollars per share)	1.17
Exercise price (USD) (in Dollars per share)	1.17
Fair value of warrants (USD) (in Dollars per share)	$ 2.15	$ 2.15
Number of warrants granted (exercised) (in Shares) | shares	15,259,000	15,259,000
Remeasurement at period end [Member] | November 28, 2023 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	91.00%	91.00%
Risk-free interest rate (%)	4.23%	4.23%
Expected life of warrants (years)	2 years 10 months 24 days	2 years 10 months 24 days
Share price (CAD) (in Dollars per share)	$ 3.85
Exercise price (CAD) (in Dollars per share)	1.23
Exercise price (USD) (in Dollars per share)	1.23
Fair value of warrants (USD) (in Dollars per share)	$ 2.12	$ 2.12
Number of warrants granted (exercised) (in Shares) | shares	693,000	693,000
Remeasurement at period end [Member] | January 7, 2021 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	158.00%	158.00%						85.00%	85.00%	113.00%	113.00%
Risk-free interest rate (%)	4.23%	4.23%						4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	3 days	3 days						1 year 3 days	1 year 3 days	2 years 3 days	2 years 3 days
Share price (CAD) (in Dollars per share)	$ 3.85							$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)		$ 2.81							$ 2.81		$ 2.81
Exercise price (USD) (in Dollars per share)		$ 2.81							$ 2.81		$ 2.81
Fair value of warrants (USD) (in Dollars per share)	$ 0.64	$ 0.64						$ 0.01	$ 0.01	$ 3.72	$ 3.72
Number of warrants outstanding (in Shares) | shares	96,000	96,000						96,000	96,000	96,000	96,000
Remeasurement at period end [Member] | January 14, 2021 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	78.00%	78.00%						88.00%	88.00%	113.00%	113.00%
Risk-free interest rate (%)	4.23%	4.23%						4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	6 months 10 days	6 months 10 days						1 year 6 months 10 days	1 year 6 months 10 days	2 years 6 months 10 days	2 years 6 months 10 days
Share price (CAD) (in Dollars per share)	$ 3.85							$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	3.1							3.1		3.1
Exercise price (USD) (in Dollars per share)	3.1							3.1		3.1
Fair value of warrants (USD) (in Dollars per share)	$ 0.56	$ 0.56						$ 0.02	$ 0.02	$ 3.63	$ 3.63
Number of warrants outstanding (in Shares) | shares	559,000	559,000						559,000	559,000	559,000	559,000
Remeasurement at period end [Member] | January 14, 2021 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	78.00%	78.00%						88.00%	88.00%	113.00%	113.00%
Risk-free interest rate (%)	4.23%	4.23%						4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	6 months 10 days	6 months 10 days						1 year 6 months 10 days	1 year 6 months 10 days	2 years 6 months 10 days	2 years 6 months 10 days
Share price (CAD) (in Dollars per share)	$ 3.85							$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	3.53							3.53		3.53
Exercise price (USD) (in Dollars per share)	3.53							3.53		3.53
Fair value of warrants (USD) (in Dollars per share)	$ 0.43	$ 0.43						$ 0.01	$ 0.01	$ 3.52	$ 3.52
Number of warrants outstanding (in Shares) | shares	447,000	447,000						447,000	447,000	447,000	447,000
Remeasurement at period end [Member] | February 10, 2021 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	76.00%	76.00%						88.00%	88.00%	113.00%	113.00%
Risk-free interest rate (%)	4.23%	4.23%						4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	7 months 6 days	7 months 6 days						1 year 7 months 6 days	1 year 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Share price (CAD) (in Dollars per share)	$ 3.85							$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	3.01							3.01		3.01
Exercise price (USD) (in Dollars per share)	3.01							3.01		3.01
Fair value of warrants (USD) (in Dollars per share)	$ 0.62	$ 0.62						$ 0.02	$ 0.02	$ 3.68	$ 3.68
Number of warrants outstanding (in Shares) | shares	6,156,000	6,156,000						6,156,000	6,156,000	6,156,000	6,156,000
Remeasurement at period end [Member] | February 10, 2021 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	76.00%	76.00%						88.00%	88.00%	113.00%	113.00%
Risk-free interest rate (%)	4.23%	4.23%						4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	7 months 6 days	7 months 6 days						1 year 7 months 6 days	1 year 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Share price (CAD) (in Dollars per share)	$ 3.85							$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	3.39							3.39		3.39
Exercise price (USD) (in Dollars per share)	3.39							3.39		3.39
Fair value of warrants (USD) (in Dollars per share)	$ 0.5	$ 0.5						$ 0.01	$ 0.01	$ 3.58	$ 3.58
Number of warrants outstanding (in Shares) | shares	125,000	125,000						125,000	125,000	125,000	125,000
Remeasurement at period end [Member] | May 20, 2021 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	85.00%	85.00%						86.00%	86.00%	111.00%	111.00%
Risk-free interest rate (%)	4.23%	4.23%						4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	4 months 17 days	4 months 17 days						1 year 4 months 17 days	1 year 4 months 17 days	2 years 4 months 17 days	2 years 4 months 17 days
Share price (CAD) (in Dollars per share)	$ 3.85							$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	4.87							4.87		4.87
Exercise price (USD) (in Dollars per share)	4.87							$ 4.87		4.87
Fair value of warrants (USD) (in Dollars per share)	$ 0.15	$ 0.15								$ 3.12	$ 3.12
Number of warrants outstanding (in Shares) | shares	10,613,000	10,613,000						10,613,000	10,613,000	10,613,000	10,613,000
Remeasurement at period end [Member] | May 20, 2021 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)	85.00%	85.00%						86.00%	86.00%	111.00%	111.00%
Risk-free interest rate (%)	4.23%	4.23%						4.41%	4.41%	0.97%	0.97%
Expected life of warrants (years)	4 months 17 days	4 months 17 days						1 year 4 months 17 days	1 year 4 months 17 days	2 years 4 months 17 days	2 years 4 months 17 days
Share price (CAD) (in Dollars per share)	$ 3.85							$ 0.56		$ 6.38
Exercise price (CAD) (in Dollars per share)	5.49							5.49		5.49
Exercise price (USD) (in Dollars per share)	5.49							$ 5.49		5.49
Fair value of warrants (USD) (in Dollars per share)	$ 0.1	$ 0.1								$ 3.01	$ 3.01
Number of warrants outstanding (in Shares) | shares	1,132,000	1,132,000						1,132,000	1,132,000	1,132,000	1,132,000
Initial recognition [Member] | November 28, 2023 Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Expected share price volatility (%)							100.00%
Risk-free interest rate (%)							4.89%
Expected life of warrants (years)							3 years
Share price (CAD) (in Dollars per share)							$ 1.58
Exercise price (CAD) (in Dollars per share)							1.17
Exercise price (USD) (in Dollars per share)							1.17
Fair value of warrants (USD) (in Dollars per share)							$ 0.74
Number of warrants granted (exercised) (in Shares) | shares							22,222,000
Initial recognition [Member] | November 28, 2023 Broker Warrants [Member]
Derivative Assets and Liabilities (Details) - Schedule of Measurement Date [Line Items]
Dividend yield (%)
Expected share price volatility (%)							100.00%
Risk-free interest rate (%)							4.89%
Expected life of warrants (years)							3 years
Share price (CAD) (in Dollars per share)							$ 1.58
Exercise price (CAD) (in Dollars per share)							1.23
Exercise price (USD) (in Dollars per share)							1.23
Fair value of warrants (USD) (in Dollars per share)							$ 0.72
Number of warrants granted (exercised) (in Shares) | shares							3,000,000